FAIR VALUE MEASUREMENTS (Schedule of Warrants Follows at Initial Measurement) (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 16, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)			6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility			79.00%	70.00%
ION Acquisition Corp 2 LTD
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Class A ordinary share (in dollars per share)	$ 9.79	$ 9.91
ION Acquisition Corp 2 LTD | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%
Expected term (years)	5 years 10 months 13 days
Expected volatility	23.20%
Exercise price	$ 11.50
Fair value of Unit	$ 10
ION Acquisition Corp 2 LTD | Private Placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%	1.01%
Expected term (years)	5 years 10 months 13 days	5 years 2 months 12 days
Expected volatility	42.60%	46.30%
Exercise price	$ 11.50	$ 11.50
Fair value of Unit	$ 10	$ 10.05